Pension And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension And Other Postretirement Benefits
PENSION AND OTHER POSTRETIREMENT BENEFITS

Postretirement Benefits

Monarch provides certain postretirement health care and life insurance benefits to all retired employees in the Cement Business who, as of their retirement date, meet the eligibility requirements. These benefits are self-insured by Monarch and are paid out of Monarch's general assets. Monarch expects 2014 cash expenditures for this plan to be approximately $1,625,000 which is equal to the net expected benefit payments for the year. In 2013, we negotiated a change in our postretirement health benefits for our Humboldt union employees from a defined benefit to a defined contribution structure.

Monarch uses a December 31 measurement date for the plans. At December 31, 2013 and 2012, the current portion of the accrued benefit cost of approximately $1,625,000 and $1,630,000, respectively, is recorded in compensation and benefits.  Information about the plans' funded status and postretirement cost follows:

	2013	2012
Change in benefit obligation:
Beginning of year	$37,892,992	$34,927,243
Service cost	780,225	693,729
Interest cost	1,608,234	1,720,183
Actuarial (gain)/loss	(2,563,073)	1,658,462
Benefits paid*	(1,084,289)	(1,106,625)
Plan amendments	(10,091,710)	—
Benefit obligation at end of year	$26,542,379	$37,892,992

Change in fair value of plan assets:
Beginning of year	$—	$—
Employer contributions*	1,084,289	1,106,625
Benefits paid*	(1,084,289)	(1,106,625)
Fair value of plan asset at end of year	$—	$—

Weighted Average Assumptions used to determine
benefit obligations:
Discount rate	4.50%	4.50%
Trend rate	8% for fiscal 2013 decreasing .5%/yr to 5%	8% for fiscal 2012 decreasing 1%/yr to 5%

Funded status, end of year:
Fair value of plan assets	$—	$—
Benefit obligations	(26,542,379)	(37,892,992)
Funded status = year-end benefit liability	$(26,542,379)	$(37,892,992)

*Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Accrued Postretirement Benefits represents the accumulated difference between actual contributions and actual expenses from past years. It is updated from the prior year as follows:

	2013	2012
A. Accrued postretirement benefits at beginning of year	$(25,455,837)	$(23,429,049)
B. Net periodic postretirement benefit cost	2,999,206	3,133,413
C. Employer contributions	1,141,020	1,167,785
D. Retiree drug subsidy	56,731	61,160
E. Accrued postretirement benefits at end of year	$(27,370,754)	$(25,455,837)
(A) - (B) + (C) - (D)

Following are the components of net periodic benefit cost:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$780,225	$693,729	$614,264
Interest cost	1,608,234	1,720,183	1,744,912
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Recognized net actuarial loss	661,499	770,253	680,874
Net periodic benefit cost	$2,999,206	$3,133,413	$2,989,298

Weighted Average Assumptions used to determine net periodic postretirement benefit cost:
Discount rate	4.50%	5.00%	5.50%
Trend rate	8% for fiscal 2013 decreasing 1%/yr to 5%	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%

Amounts recognized in the balance sheets consist of:

	2013	2012
Current liability	$(1,625,000)	$(1,630,000)
Noncurrent liability	(24,917,379)	(36,262,992)
Net amount recognized	$(26,542,379)	$(37,892,992)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	2013	2012
Net actuarial loss	$9,329,310	$12,553,882
Prior service credit	(10,157,685)	(116,727)
	$(828,375)	$12,437,155

Other changes in benefit obligations recognized in other comprehensive income:

	2013	2012	2011
Current year actuarial (gain)/loss	$(2,563,073)	$1,658,462	$(2,869,661)
Amortization of actuarial loss	(661,499)	(770,253)	(680,874)
Current year prior service credit	(10,091,710)	—	—
Amortization of prior service credit	50,752	50,752	50,752
Total recognized in other comprehensive income	$(13,265,530)	$938,961	$(3,499,783)

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic postretirement benefit cost in 2014:

Actuarial loss	$654,419
Prior service credit	(2,397,661)
Total	$(1,743,242)

The amortization schedule for prior service costs is as follows:

Description	Date Established	Initial Amount	Initial Period	12/31/2013 Outstanding Balance	Annual Amortization
Lifetime Maximums	12/31/2009	$(268,983)	5.30 years	$(65,975)	$(50,752)
Change in Benefit Structure	12/31/2013	(10,091,710)	4.30 years	(10,091,710)	(2,346,909)
				$(10,157,685)	$(2,397,661)

ASC Topic 715 requires the disclosure of the impact on certain items of a percentage point increase and decrease in the medical trend rates. These amounts are illustrated as follows:

	1% Increase	1% Decrease
Interest cost and service cost for 2013
Amount prior to change	$2,388,459	$2,388,459
Amount after 1 percentage point change	2,843,408	2,027,278
Increase (decrease)	454,949	(361,182)

Accumulated postretirement benefit obligation at December 31, 2013
Amount prior to change	$26,542,379	$26,542,379
Amount after 1 percentage point change	30,190,095	23,515,446
Increase (decrease)	3,647,716	(3,026,933)

On December 8, 2003, the Medicare Prescription Drug Improvement Modernization Act of 2003 (the Act) was signed into law. The Act introduces a prescription drug benefit under Medicare Part D, as well as a federal subsidy to sponsors of retiree health care benefit plans that provide benefits at least actuarially equivalent to Medicare Part D. The Company has concluded that the benefits provided to most of our retirees are actuarially equivalent to Medicare Part D under the Act.

The accumulated postretirement benefit obligation as of December 31, 2013 is shown below:

Assuming Medicare Part D Subsidy receipts	$26,542,379
Assuming no Medicare Part D Subsidy receipts	27,501,806

Expected benefit payments and expenses (net of employee contributions), shown separately for the next five fiscal years, and in the aggregate for the subsequent five-year period are presented below:

December 31, 2014	$1,625,527
December 31, 2015	1,384,986
December 31, 2016	1,450,772
December 31, 2017	1,511,255
December 31, 2018	1,554,208
Five fiscal years ending December 31, 2023	8,011,869

Pension Plans

Monarch has noncontributory defined benefit pension plans covering substantially all employees in the Cement Business who meet the eligibility requirements. Monarch's funding policy is to contribute annually an amount within the minimum/maximum range of tax deductible contributions. Monarch expects to contribute approximately $2,790,000 to the plans in 2014.

Monarch uses a December 31 measurement date for the plans. Information about the Plans' funded status and pension cost follows:

Change in benefit obligation:	2013	2012
Benefit obligation at beginning of year	$43,020,512	$39,759,449
Service cost	870,115	799,030
Interest cost	1,937,423	1,976,494
Actuarial loss	363,345	2,403,021
Benefits paid	(2,075,042)	(1,917,482)
Benefit obligation at end of year	$44,116,353	$43,020,512

Change in plan assets:	2013	2012
Fair value of plan assets at beginning of year	$29,778,983	$26,083,446
Actual return on plan assets	5,800,060	2,139,059
Employer contributions	2,603,225	3,473,960
Benefits paid	(2,075,042)	(1,917,482)
Fair value of plan assets at end of year	$36,107,226	$29,778,983

Funded status, end of year:
Fair value of plan assets	$36,107,226	$29,778,983
Benefit obligation	44,116,353	43,020,512
Funded status = pension liability, end of year	$(8,009,127)	$(13,241,529)

The actuarial formula used to calculate the projected benefit obligation takes into account future increases in pension contributions that would take place as the employee's salary increases.  The accumulated benefit obligation uses an actuarial formula to calculate the projected benefit obligation which assumes that the employees cease to work for the Company at the time the estimation is made. The Plans' accumulated benefit obligation follows:

	2013	2012
Accumulated benefit obligation, end of year	$42,565,247	$41,447,396

Amounts recognized in the balance sheets consist of:

	2013	2012
Current liability	$—	$—
Noncurrent liability	(8,009,127)	(13,241,529)
Net amount recognized	$(8,009,127)	$(13,241,529)

Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2013	2012
Net actuarial loss	$12,346,781	$16,767,679
Prior service cost	630,211	729,939
	$12,976,992	$17,497,618
Less: Deferred tax	5,190,000	7,000,000
Additional pension liability, net of deferred tax	$7,786,992	$10,497,618

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

	2013	2012	2011
Current year actuarial (gain)/loss	$(3,087,264)	$2,345,135	$3,299,366
Amortization of actuarial loss	(1,333,634)	(1,234,594)	(912,989)
Amortization of prior service cost	(99,728)	(108,763)	(109,978)
	$(4,520,626)	$1,001,778	$2,276,399
Less: Deferred tax	(1,810,000)	400,000	910,000
Minimum pension liability, net of deferred tax	$(2,710,626)	$601,778	$1,366,399

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic pension cost in 2014:

Actuarial loss	$866,000
Prior service cost	101,000
Total to be amortized	$967,000

The amortization schedule for prior service costs is as follows:

Description	Established Dec. 31 of:	Initial Amount	Initial Period	12/31/2013 Outstanding Balance	2013 Amortization Amount
Unrecognized Prior Service Cost	1996	162,785	15.88 years	$—	$—
	1999	37,715	16.53 years	5,767	2,282
	2001	409,804	15.74 years	97,468	26,028
	2003	22,267	13.23 years	5,437	1,683
	2007	876,119	13.41 years	484,121	65,333
	2009	55,026	12.50 years	37,418	4,402
				$630,211	$99,728

Cumulative employer contributions in excess of net periodic pension cost are as follows:

	2013	2012
A. Cumulative balance at beginning of year	$4,256,089	$2,819,837
B. Net periodic pension cost	1,891,449	2,037,708
C. Contributions	2,603,225	3,473,960
D. Cumulative balance at end of year	$4,967,865	$4,256,089
(A) - (B) + (C)

The weighted average assumptions used to determine net pension cost and benefit obligations as of December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Benefit obligation:
Discount rate	4.50%	4.50%	5.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	3.50%
Pension cost:
Discount rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%

The following table presents the components of net periodic pension cost as of December 31, 2013, 2012 and 2011:

	2013	2012	2011
Service cost	$870,115	$799,030	$751,666
Interest cost	1,937,423	1,976,494	2,020,706
Expected return on plan assets	(2,349,451)	(2,081,173)	(1,937,101)
Amortization of prior service cost	99,728	108,763	109,978
Recognized net actuarial loss	1,333,634	1,234,594	912,989
Net periodic pension expense	$1,891,449	$2,037,708	$1,858,238

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets as well as current facts and circumstances.

Plan assets are held by a trustee bank. A fund manager has been retained to make investment decisions within guidelines specified by Monarch. The guidelines permit investment in both equities and fixed income securities including common stocks, corporate bonds and debentures and U.S. Government securities. An investment committee appointed by the Board also invests a portion of the funds in equity securities. Asset allocation is primarily based on a strategy to provide stable earnings through investing in interest-generating or fixed income investments while still permitting the plan to recognize potentially higher returns through investments in equity securities. Focusing on balancing the risks and rewards of each broad asset class, the percentage of allocation between fixed income and equity investments for 2013 and 2012 are as follows:

Equities	60%
Fixed Income	40%

The pension investment guidelines strive for diversification of equity securities among the various market sectors and do not permit participation in higher risk investment strategies involving hedging activities and the use of derivative instruments.

The Plan allows a 5% fluctuation before assets are rebalanced.  During periods of extreme market volatility, the fluctuation may exceed 5% before rebalancing is complete.  At December 31, 2013 and 2012, plan assets by category were as follows:

	2013	2012
Equities	65%	60%
Debt Securities	27%	28%
Other	8%	12%

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Fair value prices for all securities in the pension plan portfolio are provided by our trustee bank which utilizes an internationally recognized independent pricing service. Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include equity securities which were priced at the market close. Level 2 assets have observable inputs other than Level 1 prices. We maintain documentation as to the methodology and summary of inputs used by the pricing service for the various types of securities, and note that the servicer maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. We do not have access to all of the individual specific assumptions and inputs used for each security. Based on our review of the methodology and summary of inputs used, we have concluded these assets are properly classified as Level 2 assets. The market inputs (Standard Inputs) that the pricing service may use for evaluations of securities include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. For certain security types, additional inputs may be used, or some of the Standard Inputs may not be applicable. Not all inputs listed are available for use in the evaluation process for each security evaluation on any given day. The pricing service also monitors market indicators, industry and economic events, which might trigger them to acquire further corroborating market data. The pricing service will discontinue evaluating a security if they do not have sufficient objectively verifiable information to continue to support a security's valuation. We do not hold any securities in which the evaluation was discontinued. Level 2 plan assets include fixed income securities such as corporate bonds, U.S. Government obligations and government issues. Plan assets are classified within Level 3 of the hierarchy when relevant observable inputs for a security are not available. The Plan was not invested in any Level 3 securities at December 31, 2013 or 2012.

We have established control procedures in which we independently assess the pricing obtained from the trustee bank which utilizes the pricing service. These internal processes include obtaining and reviewing available reports on controls at the trustee bank and pricing service, evaluating the prices for reasonableness given market changes, investigating anomalies and confirming determinations through discussions with the trustee bank.

The fair value of Monarch's pension plan assets by asset category at December 31, 2013 and 2012 are as follows:

		Fair Value Measurements Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2013
Cash and cash equivalents	$3,184,202	$3,184,202	$—	$—
Equity securities:
Materials	2,453,975	2,453,975	—	—
Industrials	3,013,090	3,013,090	—	—
Telecommunication	1,733,964	1,733,964	—	—
Consumer discretion	1,940,305	1,940,305	—	—
Consumer staples	1,218,746	1,218,746	—	—
Energy	3,645,437	3,645,437	—	—
Financials	4,681,635	4,681,635	—	—
Healthcare	1,233,882	1,233,882	—	—
Information technology	1,573,756	1,573,756	—	—
Utilities	1,374,685	1,374,685	—	—
Miscellaneous	380,484	380,484	—	—
Fixed income securities:
Corporate bonds	2,870,007	—	2,870,007	—
Foreign obligations	403,320	—	403,320	—
U.S. Government obligations	6,399,738	—	6,399,738	—
Total	$36,107,226	$26,434,161	$9,673,065	$—

2012
Cash and cash equivalents	$3,614,499	$3,614,499	$—	$—
Equity securities:
Materials	1,886,542	1,886,542	—	—
Industrials	1,872,477	1,872,477	—	—
Telecommunication	610,250	610,250	—	—
Consumer discretion	2,111,021	2,111,021	—	—
Consumer staples	1,331,728	1,331,728	—	—
Energy	2,107,767	2,107,767	—	—
Financials	3,908,829	3,908,829	—	—
Healthcare	1,417,891	1,417,891	—	—
Information technology	1,078,180	1,078,180	—	—
Utilities	1,178,734	1,178,734	—	—
Miscellaneous	227,115	227,115	—	—
Fixed income securities:
Corporate bonds	2,855,861	—	2,855,861	—
Foreign obligations	542,869	—	542,869	—
U.S. Government obligations	5,035,220	—	5,035,220	—
Total	$29,778,983	$21,345,033	$8,433,950	$—

The Plans' expected benefit payments as of December 31, 2013, shown separately for the next five fiscal years and in the aggregate for the subsequent five-year period, are presented below:

2014	$2,436,442
2015	2,501,315
2016	2,698,881
2017	2,702,346
2018	2,821,445
Five fiscal years ending December 31, 2023	14,610,314

The Company has defined contribution plans covering substantially all permanent employees of the Ready-Mixed Concrete Business. These plans allow the Company, at its discretion, to match the employee's contributions.  For the 2013, 2012 and 2011 plan years, the Company matched 25% of the first 6% of the employee's compensation up to a maximum match of $2,500. The Company contributed $70,910, $69,083 and $64,533 to these plans for the years 2013, 2012 and 2011, respectively.  The Company expects to contribute approximately $71,000 to these plans in 2014.
The Company contributes to multiemployer defined benefit pension plans under the terms of collective bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:
a)  Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.
b)  If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.
c)  If the Company chooses to stop participating in one of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.
The Company's participation in these plans for the annual period ended December 31, 2013, is outlined in the table below. The Company considers only one plan it contributes to under collective bargaining agreements to be significant. The "EIN/Pension Plan Number" column provides the plan's Employer Identification Number (EIN) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act (PPA) zone status available in 2013 and 2012 is for the plan's year-end at December 31, 2012 and 2011, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan's actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded and plans in the green zone are at least 80% funded. The "FIP/RP Status Pending/Implemented" column indicates plans for which a financial improvement plan (FIP) or rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration dates of the collective bargaining agreements to which the plan is subject. There have been no significant changes that affect the comparability of 2013, 2012 and 2011 contributions.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/Implemented	Contributions by Company			Sur-charge Imposed	Expiration Date of Collective Bargaining Agreement
		2013	2012		2013	2012	2011
Central States, Southeast & Southwest Areas Pension Plan	36-6044243/001	Red	Red	Yes	$273,243	$261,694	$222,748	Yes	3/31/2015 & 4/30/2014 (a)

Other funds					35,941	37,382	30,656
			Total contributions:		$309,184	$299,076	$253,404

(a)         The Company is party to two collective bargaining agreements that require contributions to Central States, Southeast & Southwest Areas Pension Plan. In 2013, 40% of the Company's contributions were required by a collective bargaining agreement that expires 3/31/2015 and 60% were required by an agreement that expires 4/30/2014.

The Company was not listed in any of its multiemployer plans' Forms 5500 as providing more than 5% of the total contributions. Forms 5500 were not available for the plan years ending in 2013.